UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York         February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total: $149,849,172



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


(ITEM 1)                        (ITEM 2)      (ITEM 3)     (ITEM 4)      (ITEM 5)      (ITEM 6)        (ITEM 7)         (ITEM 8)

                                                                                 INVESTMENT   DISCRETION       VOTING  AUTHORITY
                                                                                                                    (SHARES)

NAME                            TITLE                      FAIR        SHARES OR                 SHARED
OF                              OF            CUSIP        MARKET      PRINCIPAL  SOLE  SHARED   OTHER         SOLE  SHARED  NONE
ISSUER                          CLASS         NUMBER       VALUE       AMOUNT     (A)    (B)     (C)    MGR    (A)   (B)    (C)
------                          -----         ------       -----       ------     ---    ---      ---    ---    ---   ---    ---
3M COMPANY                      COMMON        88579Y101    1,653,711    20,150    X                             0     0      20,150
ABBOTT LABS                     COMMON        002824100      263,759     5,654    X                             0     0       5,654
AEGON N V -                     ORD AMER REG  007924103      139,582    10,181    X                             0     0      10,181
AFLAC INC                       COMMON        001055102    4,325,907   108,582    X                             0     0     108,582
ALTRIA GROUP INC                COMMON        02209S103    3,890,543    63,675    X                             0     0      63,675
AMERICAN EXPRESS CO             COMMON        025816109    6,103,574   108,277    X                             0     0     108,277
AMERICAN INTL GROUP INC         COMMON        026874107    2,643,940    40,261    X                             0     0      40,261
AMERICREDIT CORP                COMMON        03060R101      268,950    11,000    X                             0     0      11,000
AUTOBYTEL INC                   COMMON        05275N106      212,572    35,194    X                             0     0      35,194
BANKRATE, INC                   COMMON        06646V108      520,414    37,575    X                             0     0      37,575
BELLSOUTH CORP                  COMMON        079860102    2,014,553    72,492    X                             0     0      72,492
BELO CORP                       COMMON        080555105    2,099,200    80,000    X                             0     0      80,000
BERKSHIRE HATHAWAY INC DEL      CL A          084670108    1,142,700        13    X                             0     0          13
BERKSHIRE HATHAWAY INC DEL      CL B          084670207      270,112        92    X                             0     0          92
BP PLC                          SPON ADR      055622104    2,797,010    47,894    X                             0     0      47,894
BRIGGS & STRATTON COR           COMMON        109043109      809,604    19,471    X                             0     0      19,471
BRISTOL MYERS SQUIBB CO         COMMON        110122108    1,909,612    74,536    X                             0     0      74,536
CANADIAN NATL RY CO             COMMON        136375102      290,938     4,750    X                             0     0       4,750
CARNIVAL CORP                   PAIRED CTF    143658300    6,034,668   104,714    X                             0     0     104,714
CATERPILLAR INC                 COMMON        149123101      360,397     3,696    X                             0     0       3,696
CHEVRONTEXACO CORP              COMMON        166764100    2,393,616    45,584    X                             0     0      45,584
CHUBB CORP                      COMMON        171232101    3,959,350    51,487    X                             0     0      51,487
CISCO SYS INC                   COMMON        17275R102      277,744    14,376    X                             0     0      14,376
CITIGROUP INC                   COMMON        172967101    5,839,464   121,201    X                             0     0     121,201
COCA COLA CO                    COMMON        191216100    1,161,756    27,900    X                             0     0      27,900
COMCAST CORP NEW                COMMON        20030N101      638,710    19,192    X                             0     0      19,192
DEERE & CO                      COMMON        244199105    2,685,840    36,100    X                             0     0      36,100
WALT DISNEY CO                  COMMON        254687106      383,696    13,802    X                             0     0      13,802
DOVER CORP                      COMMON        260003108    3,558,315    84,843    X                             0     0      84,843
DU PONT E I DE NEMOURS & CO     COMMON        263534109      303,178     6,181    X                             0     0       6,181
EMERSON ELEC CO                 COMMON        291011104      363,749     5,189    X                             0     0       5,189
EXXON MOBIL CORP                COMMON        30231G102    1,992,745   233,959    X                             0     0     233,959
GEMSTAR TV GUIDE INTL           COMMON        36866W106      351,867    59,437    X                             0     0      59,437
GENERAL ELECTRIC CO             COMMON        369604103    5,561,250   152,363    X                             0     0     152,363
GILLETTE CO                     COMMON        375766102      722,525    16,135    X                             0     0      16,135
INTEL CORP                      COMMON        458140100      322,829    13,802    X                             0     0      13,802
INTERNATIONAL BUSINESS MACHS    COMMON        459200101      476,536     4,834    X                             0     0       4,834
INTERPUBLIC GROUP COS           COMMON        460690100      579,697    43,261    X                             0     0      43,261
JEFFERSON PILOT CORP            COMMON        475070108      311,760     6,000    X                             0     0       6,000
JOHNSON & JOHNSON               COMMON        478160104    2,851,173    44,957    X                             0     0      44,957
LEHMAN BROS HLDGS INC           COMMON        524908100      678,845     7,760    X                             0     0       7,760
LIBERTY MEDIA CORP              COMMON        530718105    3,328,093   303,105    X                             0     0     303,105
LOEWS CORP                      COMMON        540424108      307,211     4,370    X                             0     0       4,370
MCGRAW HILL COS INC             COMMON        580645109      439,667     4,803    X                             0     0       4,803
MEDIA GEN INC                   CL A          584404107    5,157,321    79,576    X                             0     0      79,576
MELLON FINL CORP                COMMON        58551A108      288,296     9,267    X                             0     0       9,267
MERCK & CO                      COMMON        589331107    2,219,846    69,068    X                             0     0      69,068
MICROSOFT CORP                  COMMON        594918104      323,312    12,100    X                             0     0      12,100
MIDCAP SPDR TR                  UNIT SER I    595635103      544,500     4,500    X                             0     0       4,500
MOTOROLA INC                    COMMON        620076109      313,092    18,203    X                             0     0      18,203
NORTHEAST UTILS                 COMMON        664397106      188,500    10,000    X                             0     0      10,000
NORTHERN TRUST CORP             COMMON        665859104    1,393,323    28,681    X                             0     0      28,681
NUCOR CORP                      COMMON        670346105      209,360     4,000    X                             0     0       4,000
ORACLE CORP                     COMMON        68389X105      314,298    22,908    X                             0     0      22,908
PEPSICO INC                     COMMON        713448108      312,156     5,980    X                             0     0       5,980
PFIZER INC                      COMMON        717081103    2,199,226    81,786    X                             0     0      81,786
POTASH CORP SASK INC            COMMON        73755L107    3,481,045    41,910    X                             0     0      41,910
PROCTER & GAMBLE CO             COMMON        742718109    4,006,299    72,736    X                             0     0      72,736
PROVIDIAN FINL CORP             COMMON        74406A102      322,812    19,600    X                             0     0      19,600
QUALCOMM INC                    COMMON        747525103      729,280    17,200    X                             0     0      17,200
REGIS CORP MINN                 COMMON        758932107    9,226,400   199,922    X                             0     0     199,922
ROYAL DUTCH PETE CO             NYREGEUR .56  780257804    2,952,660    51,458    X                             0     0      51,458
SCHLUMBERGER LTD                COMMON        806857108    1,735,612    25,924    X                             0     0      25,924
SIGMA ALDRICH CORP              COMMON        826552101    4,412,673    72,985    X                             0     0      72,985
SIRIUS SATELLITE RADI           COMMON        82966U103       86,868    11,400    X                             0     0      11,400
SLM CORP                        COMMON        78442P106      215,963     4,045    X                             0     0       4,045
STATE STR CORP                  COMMON        857477103      304,544     6,200    X                             0     0       6,200
TIME WARNER INC                 COMMON        887317105    3,636,294   186,956    X                             0     0     186,956
TYCO INTL LTD NEW               COMMON        902124106    5,604,926   156,825    X                             0     0     156,825
U S BANCORP                     COMMON        902973304      763,801    24,387    X                             0     0      24,387
VERIZON COMMUNICATION           COMMON        92343V104      450,998    11,133    X                             0     0      11,133
VERTRUE INC                     COMMON        92534N101      830,940    22,000    X                             0     0      22,000
VIACOM INC                      CL B          925524308    3,741,911   102,828    X                             0     0     102,828
VODAFONE GROUP PLC              SPON ADR      92857W100      949,155    34,666    X                             0     0      34,666
WACHOVIA GROUP                  COMMON        929903102      815,300    15,500    X                             0     0      15,500
WELLS FARGO & CO NEW            COMMON        949746101    1,151,888    18,534    X                             0     0      18,534
WILMINGTON TR CORP              COMMON        971807102    3,725,511   103,057    X                             0     0     103,057

                                                         149,849,472


00146.0001 #547660